Income Taxes (Schedule Of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Period over which the amount of unrecognized tax benefits are not expected to significantly increase or decrease	12 months
Unrecognized tax benefits, beginning	$ 120	$ 127
Additions for current year tax positions	7	9
Additions for prior year tax positions	8	25
Reductions for prior year tax positions	(9)	(19)
Reductions for settlements with tax authorities	0	(4)
Reductions for expiration of statutes of limitations	(42)	(18)
Unrecognized tax benefits, ending	$ 84	$ 120